Debt - Schedule of Aggregate Maturities of Debt (Details) $ in Millions	Sep. 30, 2018 USD ($)
Long-term Debt, Excluding Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Fiscal 2019	$ 726.6
Fiscal 2020	474.5
Fiscal 2021	350.3
Fiscal 2022	1,000.9
Fiscal 2023	350.1
Thereafter	3,136.6
Fair value of debt step-up, deferred financing costs and unamortized bond discounts	205.2
Total	6,244.2
Capital Lease Obligations [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fiscal 2019	5.0
Fiscal 2020	4.2
Fiscal 2021	2.5
Fiscal 2022	2.1
Fiscal 2023	0.6
Thereafter	138.1
Fair value step-up	18.5
Total	$ 171.0